Assets and liabilities held for sale (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended
Dec. 31, 2012
Assets held for sale
Accounts receivable	$ 14
Recoverable taxes	28
Inventories	20
Property, plant and equipment	404
Other	13
Total	479
Liabilities associated with assets held for sale
Suppliers	12
Deferred income tax	109
Other	60
Total	181
Sale of Araucaria operation
Sell manganese ferroalloys operations
Cash receivable under sale of business	$ 234
Percentage of CDI used to adjust accrued quarterly installments to be received	100.00%